Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary Of General Information About Business Combinations Explanatory

Supporting Information

	Ruralco	Merger	Other Acquisitions
Acquisition date	September 30, 2019	January 1, 2018	Various
Purchase price, net of cash and cash equivalents acquired

$330

On the acquisition date, we acquired 100% of the Ruralco stock that was issued and outstanding.

Also included in the total consideration, net of cash and cash equivalents acquired, is the impact of $18 relating to a foreign exchange hedge loss which we designated a cash flow hedge.

Transaction costs are recorded in acquisition and integration related costs in other expenses.

$16,010

We determined the purchase price based on the number of Agrium shares outstanding and their trading price on December 29, 2017.

On the acquisition date, shareholders of PotashCorp received 0.400 common shares of Nutrien for each PotashCorp share held, and shareholders of Agrium received 2.230 common shares of Nutrien for each Agrium share held.

Merger and related costs are included in other expenses.

2019 – $581, net of $100 previously held equity-accounted interest in Agrichem. We acquired the remaining 20 percent interest in Agrichem in the first nine months of 2019, making Agrichem a wholly owned consolidated subsidiary of the Company.

(2018 – $433)

Goodwill and expected benefits of the acquisition	$202	$11,185, none of which is deductible for income tax purposes.	$341 (2018 – $197)

The expected benefits of the acquisitions resulting in goodwill include:

  synergies from expected reduction in operating costs;
  wider distribution channel for selling products of acquired businesses;
  a larger assembled workforce;
  potential increase in customer base;
  enhanced ability to innovate;
  production and expense optimization, including procurement savings (specific to Merger); and
  closer proximity of nitrogen operations to sources of low-cost natural gas (specific to Merger).

Description	An agriservices business in Australia with approximately 250 operating locations.	A major global producer and distributor of agricultural products, services and solutions.

68 Retail locations in North and South America and Australia, including companies operating in the proprietary products business, such as Actagro, LLC, a developer, manufacturer and marketer of environmentally sustainable soil and plant health products and technologies (2018 – 53 Retail locations in North America and Australia and companies operating within the digital agriculture, proprietary products and agricultural services businesses).

Summary of Fair Value Allocated to Assets and Liabilities

We allocated the following values to the acquired assets and assumed liabilities based upon fair values at their respective acquisition date:

	2019					2018
	Ruralco (Estimate)
			Revised		Other	Merger		Other
	Preliminary [1]	Adjustments [2]	Fair Value		Acquisitions [3]	(Final)		Acquisitions [3]
Cash and cash equivalents	-	-	-		-	466		-
Receivables	250	39	289	[4]	68	2,600	[4]	20
Inventories	116	1	117		145	3,303		146
Prepaid expenses and other current assets	11	(3)	8		38	1,124		2
Property, plant and equipment	70	66	136		115	7,459		107
Goodwill	272	(70)	202		341	11,185		197
Other intangible assets	55	110	165		179	2,348		8
Investments	15	-	15		-	528		11
Other assets	16	-	16	[5]	2	293	[5]	3
Total assets	805	143	948		888	29,306		494
Short-term debt	112	-	112		25	867		-
Payables and accrued charges	299	46	345		156	5,239		52
Long-term debt, including current portion	-	-	-		11	4,941		-
Lease liabilities, including current portion	44	66	110		1	-		-
Deferred income tax liabilities	7	31	38		7	934		-
Pension and other post-retirement benefit liabilities	-	-	-		-	142		-
Asset retirement obligations and accrued environmental costs	-	-	-		-	1,094		-
Other non-current liabilities	13	-	13		7	79		9
Total liabilities	475	143	618		207	13,296		61
Total consideration	330	-	330		681	16,010		433
Previously held equity-accounted interest in Agrichem	-	-	-		100	-		-
Total consideration, net of cash and cash equivalents acquired	330	-	330		581	16,010		433

1  Preliminary value as previously reported in our third quarter 2019 unaudited financial statements. The purchase price allocation is not final as we continue to obtain and verify information required to determine the fair value of certain assets and liabilities and the amount of deferred income taxes arising on their recognition. We estimated the preliminary purchase price allocation as of the date of the acquisition based on information that was available and continue to adjust those estimates as new information that existed at the date of acquisition becomes available. We expect to finalize the amounts recognized when we obtain the information necessary to complete the analysis, and in any event, not later than September 30, 2020.

2  We recorded adjustments to the preliminary fair value to reflect facts and circumstances in existence as of the date of acquisition. These adjustments primarily related to changes in the preliminary valuation assumptions, including refinement of intangible assets. All measurement period adjustments were offset against goodwill.

3 This represents preliminary fair values. For certain acquisitions, we finalized the purchase price with no material change to the fair values disclosed in prior periods.

4  Includes receivables from customers with gross contractual amounts of $247, of which $5 are considered to be uncollectible relating to Ruralco (2018 – $2,247 and $80 respectively relating to the Merger).

5 Includes deferred income tax assets of $14 relating to Ruralco (2018 – $158 relating to the Merger).

Summary of Gross Sales and Net Earnings from Continuing Operations Before Income Taxes

Financial Information Related to the Acquired Operations

2019 Proforma [1]	Ruralco	Other Acquisitions
Sales	1,090	480
EBITDA	50	40
1 Estimated annual sales and EBITDA if acquisitions occurred at the beginning of the year. Net earnings before income taxes is not available.

	2019 Actuals		2018 Actuals
From date of acquisition	Ruralco	Other Acquisitions	Merger	Other Acquisitions
Sales	249	312	14,551	213
Net earnings (loss) before income taxes	(2)	(1)	546	10